PROVISIONS	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
PROVISIONS

27.	PROVISIONS

(a) Provision changes

	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

	Balance as of December 31, 2021	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2022

Provision for disputes and litigation
Taxes on sales	218.6	-	157.6	(85.8)	(43.3)	247.1
Labor	124.2	(4.6)	194.2	(162.0)	(19.7)	132.1
Civil	252.9	(17.5)	312.7	(196.6)	(15.6)	335.9
Other taxes	163.0	(8.1)	60.1	(7.2)	(15.0)	192.8
Total provision for disputes and litigation	758.7	(30.2)	724.6	(451.6)	(93.6)	907.9

Restructuring	17.4	(2.0)	-	(3.6)	-	11.8

Total provisions	776.1	(32.2)	724.6	(455.2)	(93.6)	919.7

(b)	Expected settlement

	2022		2021
	Non-current	Current	Non-current	Current
Provision for disputes and litigation
Taxes on sales	193.8	53.3	163.2	55.4
Labor	104.9	27.2	96.2	28.0
Civil	263.0	72.9	194.1	58.8
Other taxes	170.1	22.7	142.1	20.9
Total provision for disputes and litigation	731.8	176.1	595.6	163.1

Restructuring	7.2	4.6	8.2	9.2

Total provisions	739.0	180.7	603.8	172.3

The expected settlement of provisions was based on management’s best estimate at the balance sheet date.

(c)	Main lawsuits with a probable likelihood of loss:

(c.1) Sales taxes

In Brazil, the Company and its subsidiaries are parties to various administrative and judicial proceedings related to ICMS, IPI, PIS and COFINS taxes, considered as probable likelihood of loss. Such proceedings include, among others, tax offsetting, appropriation of tax credits and alleged insufficient payment of the respective taxes.

(c.2) Labor

The Company and its subsidiaries are parties to labor proceedings with former employees or former employees of service providers. The main issues involve overtime and related effects and respective charges.

(c.3) Civil

The Company and its subsidiaries are involved in civil lawsuits considered as representing a probable likelihood of loss. The most relevant portion of these lawsuits refers to former distributors, mainly in Brazil, mostly claiming damages resulting from the termination of their contracts.

The processes representing possible probabilities are disclosed in Note 30 - Contingencies.